SUPPLEMENT

DATED JULY 16, 2012 TO

THE HARTFORD FLOATING RATE FUND

THE HARTFORD FLOATING RATE HIGH INCOME FUND

(EACH A “FUND” AND A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

EACH PROSPECTUS DATED JANUARY 30, 2012,

AS LAST SUPPLEMENTED MARCH 29, 2012,

AND EACH SUMMARY PROSPECTUS DATED JANUARY 30, 2012,

AS LAST AMENDED APRIL 23, 2012

Effective July 16, 2012, Frank Ossino no longer serves as portfolio manager of the Funds.  Accordingly, all references to Mr. Ossino are deleted.

Michael Bacevich will continue to serve as each Fund’s lead portfolio manager.

This Supplement should be retained with your Prospectus for future reference.